Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Dividends [Abstract]
Summary of dividends per share

	Dividends per share 2022		Dividends per share 2021		Dividends per share 2020
Ordinary dividends per share: announced with the results for the year(a)	225.0	c	417.0	c	309.0	c
Special dividends per share: announced with the results for the year(a)	—	c	62.0	c	93.0	c
(a)Dividends are determined in US dollars, which is our functional currency, and declared in British pounds for Rio Tinto Plc and Australian Dollar for Rio Tinto Limited. The applicable currency exchange rate to convert the US dollar dividend into British pounds and Australian dollars is determined with reference to the WMR 4pm (UK) fixings on the day prior to the announcement of our results for the period. Ordinary shareholders of Rio Tinto Limited and Rio Tinto Plc are paid equal cash dividends on a per share basis in line with the terms of the dual listed structure.
Total dividends per share paid in the year

	Dividends per share 2022		Dividends per share 2021		Dividends per share 2020
Previous year final - paid during the year (US cents)	417.0	c	309.0	c	231.0	c
Previous year special - paid during the year (US cents)	62.0	c	93.0	c	—
Interim - paid during the year (US cents)	267.0	c	376.0	c	155.0	c
Interim special - paid during the year (US cents)	—		185.0	c	—
Total paid during the year (US cents)	746.0	c	963.0	c	386.0	c

	Dividends per share 2022		Dividends per share 2021		Dividends per share 2020
Rio Tinto plc previous year final (pence)	306.7	p	221.9	p	177.5	p
Rio Tinto plc previous year special (pence)	45.6	p	66.8	p	—
Rio Tinto plc interim (pence)	221.6	p	270.8	p	119.7	p
Rio Tinto plc interim special (pence)	—		133.3	p	—
Total paid during the year	573.9	p	692.8	p	297.2	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	577.0	c	397.5	c	349.7	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	85.8	c	119.6	c	—
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	383.7	c	509.4	c	216.5	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	—		250.6	c	—
Total paid during the year	1,046.5	c	1,277.1	c	566.2	c

Summary of dividends paid
Reconciliation of dividend declared to dividend paid

	2022 US$m	2021 US$m	2020 US$m
Rio Tinto plc previous year final dividend payable	5,024	3,809	2,783
Rio Tinto plc previous year special dividend payable	747	1,146	—
Rio Tinto plc interim dividend payable	3,162	4,627	1,937
Rio Tinto plc interim special dividend payable	—	2,276	—
Rio Tinto Limited previous year final dividend payable	1,597	1,138	857
Rio Tinto Limited previous year special dividend payable	237	343	—
Rio Tinto Limited interim dividend payable	949	1,372	555
Rio Tinto Limited interim special dividend payable	—	674	—
Dividends payable during the year	11,716	15,385	6,132
Net movement of unclaimed dividends in the year	11	(28)	—
Dividends paid during the year(b)	11,727	15,357	6,132
(b)We economically hedge the dividend cash flows from the announcement date to the payment date in order to reduce our foreign exchange exposure on these cash flows. The realised impact of these hedges is shown within ‘Other items’ in the Cash flows from consolidated operations and is not included in the above.